Vessels and Other Fixed Assets, Net - 2016 (Details) $ in Thousands				2 Months Ended		12 Months Ended
		Jan. 08, 2016 USD ($)	Jan. 06, 2016 USD ($)	Mar. 02, 2016 USD ($)	Feb. 26, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Payments to acquire property plant and equipment						$ 328,634	$ 143,684	$ 396,154
Loss / (gain) on sale of vessels						$ 0	$ (2,598)	$ 15,248
Star Lutas
Property, Plant and Equipment [Line Items]
Delivery date						January 6, 2016
Payments to acquire property plant and equipment			$ 19,770
Star Lutas | Sinosure Facility
Property, Plant and Equipment [Line Items]
Amount drawn down			$ 14,813
Kennadi
Property, Plant and Equipment [Line Items]
Delivery date						January 8, 2016
Payments to acquire property plant and equipment		$ 21,229
Kennadi | Sinosure Facility
Property, Plant and Equipment [Line Items]
Amount drawn down		$ 14,478
Star Poseidon
Property, Plant and Equipment [Line Items]
Delivery date						February 26, 2016
Payments to acquire property plant and equipment					$ 33,390
Star Poseidon | DNB-SEB-CEXIM $227,500 Facility
Property, Plant and Equipment [Line Items]
Amount drawn down					$ 23,400
Mackenzie
Property, Plant and Equipment [Line Items]
Delivery date						March 2, 2016
Payments to acquire property plant and equipment				$ 18,221
Mackenzie | Sinosure Facility
Property, Plant and Equipment [Line Items]
Amount drawn down				$ 12,720
Star Marisa
Property, Plant and Equipment [Line Items]
Delivery date	[1]					March 11, 2016
Star Libra
Property, Plant and Equipment [Line Items]
Delivery date	[1]					June 6, 2016
Vessels sales agreements in 2015 and 2016
Property, Plant and Equipment [Line Items]
Number of vessels sold								6	9
Number of vessels delivered								15
Repayments of debt								$ 130,062

[1]	Subject to a bareboat charter with purchase obligation at the expiration of the bareboat term (Note 5)